Financial Assets and Liabilities - Summary of Fair Value of Warrants (Details)			12 Months Ended
	Mar. 18, 2021 USD ($) $ / shares	Mar. 18, 2021 $ / shares	Jun. 30, 2023 USD ($) Tranche Year $ / shares shares	Jun. 30, 2022 USD ($) Year $ / shares shares
Disclosure Of Financial Instruments [Line Items]
Dividend Yield	0.00%
Expected Volatility	66.88%
Risk Free Interest Rate	1.24%
Fair value per warrant (in dollars per share) | (per share)	$ 0.863	$ 1.103
Fair value per warrant (in dollars per share) | $	$ 12,968,583
Warrants
Disclosure Of Financial Instruments [Line Items]
Number of shares warrants granted to purchase (in shares) | shares			2,224,669	1,769,669
Fair value per warrant (in dollars per share) | $			$ 5,426,212	$ 2,185,476
Warrants
Disclosure Of Financial Instruments [Line Items]
Share Price (in usd per share)			$ 3.91	$ 2.22
Exercise price (in dollars per share)				$ 7.26
Expected Term			6.5	7
Dividend Yield			0.00%	0.00%
Expected Volatility			81.26%	83.22%
Risk Free Interest Rate			4.01%	3.08%
Fair value per warrant (in dollars per share)				$ 1.2350
Fair value per warrant (in dollars per share) | $			$ 5,426,212	$ 2,185,476
Warrants | Minimum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)			$ 3.70
Expected Term | Year			6
Fair value per warrant (in dollars per share)			$ 2.3103
Warrants | Maximum
Disclosure Of Financial Instruments [Line Items]
Exercise price (in dollars per share)			$ 7.26
Expected Term | Year			7
Fair value per warrant (in dollars per share)			$ 2.9401